Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash equivalents	$ 301.6	$ 1,081.7
Investments in mutual funds, unit trusts and other similar instruments	36.3	32.9
Insurance contracts	42.6	31.9
Auction rate securities	4.6	5.4
Derivative contracts	40.1	4.5
Total Assets	425.2	1,156.4
Liabilities
Derivative contracts	3.5	10.3
Contingent consideration	28.7	0.6
Total Liabilities	32.2	10.9
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	301.6	1,081.7
Investments in mutual funds, unit trusts and other similar instruments	36.3	32.9
Total Assets	337.9	1,114.6
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	42.6	31.9
Derivative contracts	40.1	4.5
Total Assets	82.7	36.4
Liabilities
Derivative contracts	3.5	10.3
Total Liabilities	3.5	10.3
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.6	5.4
Total Assets	4.6	5.4
Liabilities
Contingent consideration	28.7	0.6
Total Liabilities	$ 28.7	$ 0.6